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                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH & CHERRY STREETS
                             PHILADELPHIA, PA 19103
                                 (215) 988-2700
                              (215) 988-2757 (FAX)
                                  www.dbr.com


                                 August 3, 2001



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  Excelsior Funds Trust
               File Nos. 33-78264/811-8490
               ---------------------------


Ladies and Gentlemen:

          On behalf of Excelsior Funds Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

          a) Prospectus for the Equity, Optimum Growth, Mid Cap Value, International Equity, Total Return Bond, Income and High Yield Funds (Institutional Shares) dated August 1, 2001;

          b) Prospectus for the Optimum Growth and Mid Cap Value Funds dated August 1, 2001;

          c) Prospectus for the High Yield Fund dated August 1, 2001; and

          d) Statement of Additional Information for the Equity, Mid Cap Value, Optimum Growth, International Equity, Income, Total Return Bond and High Yield Funds dated August 1, 2001 that would have been filed under paragraph (c) of Rule 497 under the 1933
Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on
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Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended
("PEA #23"), which was filed on July 30, 2001; and (ii) the text of PEA #23 has been filed electronically.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.


                                       Sincerely,


                                       /s/ Diana E. McCarthy
                                       ---------------------
                                       Diana E. McCarthy


cc: Michael P. Malloy, Esq.